SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement [Line Items]
Net income (loss) for the period	$ (1,129)	$ (214)	$ 1,800	$ (4,686)
Basic Weighted Average Number Of Shares Outstanding	117,876,825	101,559,946	113,027,305	99,457,201
Effect of dilutive share options, warrants, and RSUs ('000)			3,248,128
Diluted Weighted Average Number Of Shares Outstanding	117,876,825	101,559,946	116,275,433	99,457,201
Basic Loss Per Share	$ (0.01)	$ 0.00	$ 0.02	$ (0.05)
Diluted Loss Per Share	$ (0.01)	$ 0.00	$ 0.02	$ (0.05)